SUBSEQUENT EVENTS - Public Warrants (Details) - Subsequent Event - USD ($)		1 Months Ended
	Dec. 05, 2021	Nov. 30, 2021	Oct. 31, 2021	Oct. 29, 2021
Subsequent Event [Line Items]
Warrants exercised				8,951,665
Warrants issued and outstanding				365,803
Exercise price of warrants				$ 0.01
Repurchase (in shares)			857,825
Repurchase price			$ 24.15
Purchase commitment term			8 years
Aggregate amount			$ 148,000,000.0
Estimated tax withholding	$ 22,100,000
CEO
Subsequent Event [Line Items]
Repurchase (in shares)			178,796
Annual cash bonuses		$ 400,000
Shares withheld	466,749
CEO | 2021 Stock Incentive Plan
Subsequent Event [Line Items]
Issued	397,921
CEO | 2021 Stock Incentive Plan | Performance and service conditions
Subsequent Event [Line Items]
Vested	864,670
Tony Posawatz
Subsequent Event [Line Items]
Repurchase (in shares)			14,511
Eric Bach
Subsequent Event [Line Items]
Repurchase (in shares)			195,557
Annual cash bonuses		282,000
Michael Bell
Subsequent Event [Line Items]
Repurchase (in shares)			33,526
Annual cash bonuses		268,000
Ms. House
Subsequent Event [Line Items]
Annual cash bonuses		166,000
Mr. Smuts
Subsequent Event [Line Items]
Annual cash bonuses		$ 81,000